FINANCIAL OBLIGATIONS - Borrowings from development entities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 3,227,269	$ 4,029,808
BANCOLDEX [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 822,948	1,046,721
BANCOLDEX [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.80%
BANCOLDEX [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.71%
BANCOLDEX [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.30%
BANCOLDEX [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.14%
BANCOLDEX [member] | Six-month London Interbank Offered Rate (LIBOR) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.21%
BANCOLDEX [member] | Six-month London Interbank Offered Rate (LIBOR) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.70%
BANCOLDEX [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.05%
BANCOLDEX [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.35%
FINAGRO [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 394,391	327,902
FINAGRO [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.04%
FINAGRO [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.30%
FINAGRO [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINAGRO [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.80%
FINAGRO [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINAGRO [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.60%
FINDETER [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 2,009,930	$ 2,655,185
FINDETER [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.01%
FINDETER [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.74%
FINDETER [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.00%
FINDETER [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.80%
FINDETER [member] | Six-month London Interbank Offered Rate (LIBOR) [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.14%
FINDETER [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.11%
FINDETER [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.85%
FINDETER [member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINDETER [member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.00%